Intangible Assets (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Cost	$ 1,219,969	$ 1,314,559
Accumulated Amortization	357,216	312,516
Net Carrying Value	862,753	1,002,043
Patents [Member]
Cost	1,219,969	1,314,559
Accumulated Amortization	357,216	312,516
Net Carrying Value	$ 862,753	$ 1,002,043